Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Net cash consideration received	€ 0.0	€ 0.0	€ (0.4)
Net inflow of cash - investing activities	€ 0.0	€ 0.0	€ (0.4)